Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Commitments And Contingencies Additional Information [Abstract]
Operating lease expense	$ 15,000	$ 18,000	$ 18,000
Commitments under operating lease agreements in 2013	9,000
Commitments under operating lease agreements in 2014	10,000
Commitments under operating lease agreements thereafter	19,000
Commitments under development contract agreements in 2013	4,100,000
Commitments under development contract agreements in 2014	$ 1,400,000